Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 03, 2022
Entity Registrant Name	SEI Institutional Managed Trust
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 03, 2022
Document Effective Date	Feb. 03, 2022
Prospectus Date	Jan. 31, 2022
Class Y Prospectus | SIMT CORE FIXED INCOME FUND | Class Y
Prospectus:
Trading Symbol	SCFYX